LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans
Percentage of nonaccrual loans secured by real estate	99.80%	99.60%
Nonaccrual	$ 2,050	$ 6,577	$ 2,974
Loans Past Due Over 90 Days Still Accruing	436	24	554
Accruing Troubled Debt Restructurings	6,122	6,138	6,901
Commercial
Loans
Nonaccrual		25
Real estate construction
Loans
Nonaccrual	140	142
1-4 family residential
Loans
Nonaccrual	1,301	1,390	1,171
Loans Past Due Over 90 Days Still Accruing	158	23	314
Accruing Troubled Debt Restructurings	477	480	493
Multi-family residential
Loans
Nonaccrual	225	264	275
Non-farm & non-residential
Loans
Nonaccrual	380	380	803
Accruing Troubled Debt Restructurings	1,816	1,829	1,878
Agricultural
Loans
Nonaccrual		4,371	717
Loans Past Due Over 90 Days Still Accruing	232		232
Accruing Troubled Debt Restructurings	3,829	3,829	4,530
Consumer
Loans
Nonaccrual	4	5	8
Loans Past Due Over 90 Days Still Accruing	$ 46	$ 1	$ 8